Disclosure of detailed information about mineral properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Beginning balance	$ 541,244
Write-off of deferred stripping asset	0	$ (7,123)
Depreciation and depletion	(55)	(19)
Ending balance	610,823	541,244
Cost [Member]
Statement [Line Items]
Beginning balance	597,017	506,296
Additions	126,387	116,622
Reclassification from mineral property, plant and equipment to VAT receivable	2,629	(25,013)
Write-off of deferred stripping asset		(7,123)
Changes to rehabilitation provisions	4,766	6,235
Transfers	0	0
Ending balance	730,799	597,017
Accumulated depreciation and depletion [Member]
Statement [Line Items]
Beginning balance	(55,773)	(2,743)
Depreciation and depletion	(64,203)	(53,030)
Ending balance	(119,976)	(55,773)
Mineral interests - Depletable [Member]
Statement [Line Items]
Beginning balance	122,740
Ending balance	178,598	122,740
Mineral interests - Depletable [Member] | Cost [Member]
Statement [Line Items]
Beginning balance	146,145	0
Additions	73,486	36,709
Reclassification from mineral property, plant and equipment to VAT receivable	2,629	0
Write-off of deferred stripping asset		(7,123)
Changes to rehabilitation provisions	4,970	5,382
Transfers	17,127	111,177
Ending balance	244,357	146,145
Mineral interests - Depletable [Member] | Accumulated depreciation and depletion [Member]
Statement [Line Items]
Beginning balance	(23,405)	0
Depreciation and depletion	(42,354)	(23,405)
Ending balance	(65,759)	(23,405)
Mineral interests - Non-depletable [Member]
Statement [Line Items]
Beginning balance	89,089
Ending balance	78,537	89,089
Mineral interests - Non-depletable [Member] | Cost [Member]
Statement [Line Items]
Beginning balance	89,089	206,706
Additions	6,244	17,720
Reclassification from mineral property, plant and equipment to VAT receivable	0	(25,013)
Write-off of deferred stripping asset		0
Changes to rehabilitation provisions	(204)	853
Transfers	(16,592)	(111,177)
Ending balance	78,537	89,089
Mineral interests - Non-depletable [Member] | Accumulated depreciation and depletion [Member]
Statement [Line Items]
Beginning balance	0	0
Depreciation and depletion	0	0
Ending balance	0	0
Exploration and evaluation assets [Member]
Statement [Line Items]
Beginning balance	12,757
Ending balance	13,085	12,757
Exploration and evaluation assets [Member] | Cost [Member]
Statement [Line Items]
Beginning balance	12,757	12,732
Additions	328	25
Reclassification from mineral property, plant and equipment to VAT receivable	0	0
Write-off of deferred stripping asset		0
Changes to rehabilitation provisions	0	0
Transfers	0	0
Ending balance	13,085	12,757
Exploration and evaluation assets [Member] | Accumulated depreciation and depletion [Member]
Statement [Line Items]
Beginning balance	0	0
Depreciation and depletion	0	0
Ending balance	0	0
Plant, buildings and equipment
Statement [Line Items]
Beginning balance	309,169
Ending balance	313,070	309,169
Plant, buildings and equipment | Cost [Member]
Statement [Line Items]
Beginning balance	340,962	4,669
Additions	7,032	36,755
Reclassification from mineral property, plant and equipment to VAT receivable	0	0
Write-off of deferred stripping asset		0
Changes to rehabilitation provisions	0	0
Transfers	18,677	299,538
Ending balance	366,671	340,962
Plant, buildings and equipment | Accumulated depreciation and depletion [Member]
Statement [Line Items]
Beginning balance	(31,793)	(2,187)
Depreciation and depletion	(21,808)	(29,606)
Ending balance	(53,601)	(31,793)
Assets under construction [Member]
Statement [Line Items]
Beginning balance	7,341
Ending balance	27,403	7,341
Assets under construction [Member] | Cost [Member]
Statement [Line Items]
Beginning balance	7,341	281,500
Additions	39,274	25,379
Reclassification from mineral property, plant and equipment to VAT receivable	0	0
Write-off of deferred stripping asset		0
Changes to rehabilitation provisions	0	0
Transfers	(19,212)	(299,538)
Ending balance	27,403	7,341
Assets under construction [Member] | Accumulated depreciation and depletion [Member]
Statement [Line Items]
Beginning balance	0	0
Depreciation and depletion	0	0
Ending balance	0	0
Corporate assets [Member]
Statement [Line Items]
Beginning balance	148
Ending balance	130	148
Corporate assets [Member] | Cost [Member]
Statement [Line Items]
Beginning balance	723	689
Additions	23	34
Reclassification from mineral property, plant and equipment to VAT receivable	0	0
Write-off of deferred stripping asset		0
Changes to rehabilitation provisions	0	0
Transfers	0	0
Ending balance	746	723
Corporate assets [Member] | Accumulated depreciation and depletion [Member]
Statement [Line Items]
Beginning balance	(575)	(556)
Depreciation and depletion	(41)	(19)
Ending balance	$ (616)	$ (575)